Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	2,244,505	1,181,140	917,036	0
Average exercise price	$ 130.78	$ 129.99	$ 131.64